Summary of Significant Accounting Policies (Details) - USD ($)		5 Months Ended	6 Months Ended	11 Months Ended
	May 11, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Cash			$ 7,480	$ 453,151
Cash equivalents			0	0
Federal depository insurance corporation coverage limit			250,000
Unrecognized tax benefits			0	0
Unrecognized tax benefits accrued for interest and penalties			$ 0	$ 0
Warrant exercisable			11,500,000	12,085,275
Payments for investment of cash in Trust Account	$ 117,300,000	$ 117,300,000	$ 1,150,000	$ 117,300,000
Price per unit	$ 10.00
Class A common stock
Common shares, shares outstanding			585,275	585,275
Class A common stock subject to redemption
Common shares, shares outstanding				11,500,000
Common shares, shares subject to possible redemption			11,500,000	11,500,000